Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Allowances against the net deferred tax assets	$ 13,831,000	$ 5,057,500
Net operating loss carryforwards	9,478,000	4,932,000
Total deferred tax assets	13,831,000	5,057,500
U.S federal and state net operating losses expiration	2028 to 2034
Ownership change description	In general, an "ownership change" results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain stockholders or public groups.
Tax benefit measured and recognized at the largest amount	Greater than 50 percent
Mab Vax [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	1,672,000
Research and development credit carryforwards	3,903,000
Other deferred tax asset	53,000
Total deferred tax assets	5,628,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Research and development credit carryforwards	194,000
Operating loss carryforwards	23,909,000
Research credit carryforward expiration period	2030 through 2034
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Research and development credit carryforwards	5,960,000
Operating loss carryforwards	$ 23,773,000